Equity (Details) - USD ($)		1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 20, 2023	Jun. 30, 2023	May 31, 2023	May 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Equity (Details) [Line Items]
Shares authorized						57,400,000			57,400,000	57,400,000
Common stock vote									The common stock is entitled to one vote per share.
Issuance of common stock	202,692								1,958,312
Private placement net proceeds (in Dollars)							$ 3,286		$ 13,396,000	$ 9,764,000
Shares of common stock				500,000	400,000	200,000			605,000
Price per share (in Dollars per share)				$ 0.01	$ 3	$ 3	$ 0.01	$ 3	$ 0.01	$ 3
Exercised warrant to purchase		260,000							560,000
Common stock proceeds (in Dollars)		$ 3,000					$ 79		$ 6,000
Issued shares							964,912
Receivables (in Dollars)						$ 117,000				$ 117,000
Authorized to issue									2,600,000
Original issue price (in Dollars per share)									$ 1.38
Voting									Each holder of shares of redeemable convertible preferred stock is entitled to ten votes and shall have voting rights and powers equal to the voting rights and powers of the common stock. The Company’s board of directors is comprised of seven directors, of which four shall be elected by the holders of the Founders Redeemable Convertible Preferred Stock and three of which shall be elected by the holders of the redeemable convertible preferred stock and common stock voting together as a single class.
Contractual term						1 year				1 year
Expected dividend yield							0.00%
Fair value of warrant (in Dollars)			$ 3,415,000		$ 1,598,000		$ 60,000
Interest rate									5.40%
Convert outstanding share							Class B Common Stock into one share of Class A Common Stock
Common stock Issued						11,868,397			16,692,175	11,868,397
Measurement Input, Price Volatility [Member]
Equity (Details) [Line Items]
Expected volatility			53.80%		52.70%					51.90%
Measurement Input, Expected Dividend Rate [Member]
Equity (Details) [Line Items]
Expected dividend yield
Measurement Input, Risk Free Interest Rate [Member]
Equity (Details) [Line Items]
Risk-free interest rate			4.10%		3.60%					3.30%
Measurement Input, Expected Term [Member]
Equity (Details) [Line Items]
Contractual term			2 years		1 year					1 year
Common Stock [Member]
Equity (Details) [Line Items]
Issuance of common stock									1,958,312	1,460,644
Shares of common stock							78,000
Issued shares										1,266,892
Warrants to purchase									700,388
Minimum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)									$ 0.01
Expected volatility							54.80%	52.40%	52.40%	50.50%
Expected dividend yield							0.00%	0.00%	0.00%	0.00%
Risk-free interest rate							3.90%	3.60%	3.60%	1.00%
Contractual term							4 years 6 months	5 years	4 years 7 months 6 days	4 years 1 month 6 days
Maximum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)									$ 6.84
Expected volatility							55.60%	53.60%	54.40%	50.90%
Expected dividend yield							0.00%	0.00%	0.00%	0.00%
Risk-free interest rate							4.40%	4.20%	4.20%	3.60%
Contractual term							5 years 3 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days	6 years 1 month 6 days
Warrants Issused to non-service providers [Member]
Equity (Details) [Line Items]
Shares of common stock								300,000
Price per share (in Dollars per share)					$ 3			$ 3
Exercised warrant to purchase					300,000
Common stock proceeds (in Dollars)					$ 900,000
Warrants Issued to Service PRovider [Member]
Equity (Details) [Line Items]
Shares of common stock									50,000
Price per share (in Dollars per share)									$ 0.01
Fair value of warrant (in Dollars)									$ 406,000
Warrants Issued to Service PRovider [Member] | Measurement Input, Price Volatility [Member]
Equity (Details) [Line Items]
Expected volatility									54.10%
Warrants Issued to Service PRovider [Member] | Measurement Input, Expected Dividend Rate [Member]
Equity (Details) [Line Items]
Expected dividend yield
Cosemi Technologies Inc [Member]
Equity (Details) [Line Items]
Issued shares										1,266,892
Founders Redeemable Convertible Preferred Stock [Member]
Equity (Details) [Line Items]
Authorized to issue									600,000
Series A Preferred Stock [Member]
Equity (Details) [Line Items]
Authorized to issue									2,000,000
Class A Common Stock [Member]
Equity (Details) [Line Items]
Shares authorized							285,000,000		285,000,000
Common stock vote							one
Price per share (in Dollars per share)							$ 18
Common stock Issued							23,544,492		0
Class A Common Stock [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Issuance of common stock
Class B Common Stock [Member]
Equity (Details) [Line Items]
Shares authorized							5,000,000		5,000,000
Common stock vote							ten
Common stock Issued							2,254,901		0
Class B Common Stock [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Issuance of common stock
Common Stock [Member]
Equity (Details) [Line Items]
Issuance of common stock							482,171
Issued shares							964,912
Legacy Mobix [Member]
Equity (Details) [Line Items]
Issuance of common stock								773,889
Private placement net proceeds (in Dollars)								$ 5,295
Shares of common stock							27,413
Price per share (in Dollars per share)							$ 0.01
Legacy Mobix [Member] | Class A Common Stock [Member]
Equity (Details) [Line Items]
Common stock Issued							18,134,258
Legacy Mobix [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Equity (Details) [Line Items]
Shares of preferred stock							10,000,000
Preferred stock par share (in Dollars per share)							$ 0.00001